Equity Incentive Plan (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	9 Months Ended	0 Months Ended
	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Nov. 06, 2013	Dec. 17, 2013	Feb. 21, 2014	May 20, 2014	Dec. 31, 2013
Common shares reserved for issuance under Equity Incentive Plan								7,012,391
Restricted stock amortization		$ 17,579
Board of Director [Member] | Subsequent Event [Member]
Common shares reserved for issuance under Equity Incentive Plan						2,150,370
Officer and Employee [Member] | Restricted Stock [Member]
Granted		2,148,370
Shares vesting in three equal installments
Officer and Employee [Member] | Restricted Stock [Member] | September 30, 2013
Granted			2,775,000
Shares vesting in three equal installments			1,395,000
Balance numner of shares vesting in three equal installments			1,380,000
Fair Value of awards			26,918
Vesting Period			3 years
Officer and Employee [Member] | Restricted Stock [Member] | November 6, 2013
Granted				1,380,000
Fair Value of awards				13,289
Vesting Period				3 years
Officer and Employee [Member] | Restricted Stock [Member] | December 17, 2013
Granted					707,020
Shares vesting in three equal installments					617,020
Balance numner of shares vesting in three equal installments					90,000
Fair Value of awards					6,780
Vesting Period					3 years
Officer and Employee [Member] | Restricted Stock [Member] | February 21, 2014
Granted						2,080,370
Shares vesting in three equal installments						1,990,370
Balance numner of shares vesting in three equal installments						90,000
Fair Value of awards						19,410
Vesting Period						3 years
Scorpio Services Holding Limited | Restricted Stock [Member] | May 20, 2014
Granted							68,000
Fair Value of awards							$ 590
Vesting Period							3 years